Condensed Consolidated Balance Sheets (USD $)	Jul. 03, 2011	Oct. 03, 2010	Sep. 27, 2009
ASSETS
Cash	$ 682,000	$ 1,030,203	$ 915,298
Accounts Receivable	1,887,000	2,375,283	1,802,429
Net Inventory	6,143,000	5,889,786	8,013,881
Prepaid Expenses	50,000	244,981	318,833
Total Current Assets	8,762,000	9,540,253	11,050,441
Property and Equipment
Property Plant and Equipment	1,482,000	1,456,974	1,341,271
Accumulated Depreciation	(1,211,000)	(1,160,677)	(1,094,526)
Total Property and Equipment	271,000	296,297	246,745
Other Assets
Deferred Tax Asset - Long Term (net)	615,000	993,496	711,177
Security Deposits	21,000	20,684	20,684
Intangibles		0	1,965,596
Goodwill		0	7,110,415
Total Other Assets	636,000	1,014,180	9,807,872
Total Assets	9,669,000	10,850,730	21,105,058
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	878,000	763,440	2,497,322
Accrued Expenses	612,000	573,930	671,045
Accrued Warranties	25,000	25,000	81,530
Accrued Contract Losses	659,000	1,357,068	1,348,060
Credit Facility	400,000	1,106,852	0
Total Current Liabilities	2,574,000	3,826,290	4,597,957
Total Liabilities	2,574,000	3,826,290	4,597,957
Stockholders' Equity
Optex Systems Holdings, Inc. - (par $0.001, 200,000,000 authorized, 139,444,940 shares issued and outstanding	139,000	139,445	139,445
Additional Paid-in-capital	17,542,000	17,162,250	16,643,388
Retained Earnings (Deficit)	(10,586,000)	(10,277,256)	(275,733)
Total Stockholders' Equity	7,095,000	7,024,440	16,507,101
Total Liabilities and Stockholders' Equity	9,669,000	10,850,730	21,105,058
Series A Preferred Stock [Member]
Stockholders' Equity
Optex Systems Holdings, Inc. Preferred Stock ($0.001 par 5,000 authorized, 1,027 series A preferred issued and outstanding	$ 0	$ 1	$ 1